                                [NATIONWIDE LOGO]



                                  NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-C




                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1998







                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                           [PHOTO OF JOSEPH J. GASPER]


                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1998 annual report of the Nationwide VA Separate Account-C.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.



                              /s/ JOSEPH J. GASPER
                           ---------------------------
                           Joseph J. Gasper, President
                                February 16, 1999

                        NATIONWIDE VA SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998


ASSETS:
     Investments at market value:
          Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
               4,698,474 shares (cost $100,352,362).....................................................    $ 119,435,202
          Fidelity VIP - Overseas Portfolio (FidVIPOv)
               948,326 shares (cost $17,563,972)........................................................       19,013,936
          Nationwide SAT - Money Market Fund (NSATMyMkt)
               9,721,545 shares (cost $9,721,545).......................................................        9,721,545
          Nationwide SAT - Total Return Fund (NSATTotRe)
               4,346,223 shares (cost $65,918,788)......................................................       79,970,511
          One Group - Asset Allocation Fund (OGAstAll)
               6,806,570 shares (cost $91,697,265)......................................................      103,051,463
          One Group - Equity Index Fund (OGEqIx)
               1,249,094 shares (cost $12,445,896)......................................................       13,702,564
          One Group - Government Bond Fund (OGGvtBd)
               3,969,880 shares (cost $41,485,994)......................................................       42,239,520
          One Group - Growth Opportunities Fund (OGGrOpp)
               5,003,408 shares (cost $71,154,099)......................................................       92,663,114
          One Group - Large Company Growth Fund (OGLgCoGr)
               8,934,545 shares (cost $146,873,116).....................................................      202,188,741
                                                                                                            -------------
                    Total investments...................................................................      681,986,596
     Accounts receivable................................................................................           15,346
                                                                                                            -------------
                    Total assets........................................................................      682,001,942
Accounts payable .......................................................................................               --
                                                                                                            -------------
Contract owners' equity.................................................................................    $ 682,001,942
                                                                                                            =============

                                                                                                                   ANNUAL
   Contract owners' equity represented by:                   UNITS         UNIT VALUE                             RETURN(b)
                                                           --------         ---------                             ---------
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified............................         1,945,917       $21.229680           $41,311,195           10%
         Non-tax qualified........................         3,679,860        21.229680            78,124,373           10%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified............................           360,308        14.144224             5,096,277           11%
         Non-tax qualified........................           983,989        14.144224            13,917,761           11%

      Nationwide SAT - Money Market Fund:
         Tax qualified............................           318,412        11.836880             3,769,005            4%
         Non-tax qualified........................           503,644        11.836880             5,961,574            4%

      Nationwide SAT - Total Return Fund:
         Tax qualified............................         1,225,858        22.281011            27,313,356           17%
         Non-tax qualified........................         2,363,345        22.281011            52,657,716           17%

      One Group - Asset Allocation Fund:
         Tax qualified............................         1,717,800        18.423578            31,648,022           18%
         Non-tax qualified........................         3,772,445        18.423578            69,501,935           18%
         Initial Funding by Depositor (note 1a)               97,500        19.509120             1,902,139           19%

      One Group - Equity Index Fund:
         Tax qualified............................           252,427        10.955610             2,765,492           10%(a)
         Non-tax qualified........................           746,119        10.955610             8,174,189           10%(a)
         Initial Funding by Depositor (note 1a)...           250,000        11.051791             2,762,948           11%(a)

      One Group - Government Bond Fund:
         Tax qualified............................           955,478        13.199019            12,611,372            6%
         Non-tax qualified........................         1,715,256        13.199019            22,639,697            6%
         Initial Funding by Depositor (note 1a)...           500,000        13.977022             6,988,511            7%

      One Group - Growth Opportunities Fund:
         Tax qualified............................         1,184,086        23.685874            28,046,112           37%
         Non-tax qualified........................         2,725,495        23.685874            64,555,731           37%
         Initial Funding by Depositor (note 1a)...             2,500        25.081612                62,704           39%

      One Group - Large Company Growth Fund:
         Tax qualified............................         2,360,235        25.623274            60,476,948           39%
         Non-tax qualified........................         5,213,039        25.623274           133,575,127           39%
         Initial Funding by Depositor (note 1a)...           300,000        27.132525             8,139,758           41%
                                                           =========        =========          ------------
                                                                                               $682,001,942
                                                                                               ============




(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.
(b) The annual return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-C

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997



                                                                  TOTAL                           FIDVIPEI
                                                      ------------------------------    ------------------------------
                                                          1998             1997             1998             1997
                                                      -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   6,907,178        4,265,024        1,240,121          715,785
  Mortality, expense and administration
    charges (note 2) ..............................      (6,556,701)      (3,381,832)      (1,374,929)        (831,713)
                                                      -------------    -------------    -------------    -------------
      Net investment activity .....................         350,477          883,192         (134,808)        (115,928)
                                                      -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold ...........      19,122,996       11,087,093        1,736,107          833,449
  Cost of mutual fund shares sold .................     (16,568,897)     (10,118,939)      (1,159,168)        (586,402)
                                                      -------------    -------------    -------------    -------------
      Realized gain (loss) on investments .........       2,554,099          968,154          576,939          247,047
  Change in unrealized gain (loss) on investments        77,317,019       35,424,272        4,686,743       10,419,343
                                                      -------------    -------------    -------------    -------------
      Net gain (loss) on investments ..............      79,871,118       36,392,426        5,263,682       10,666,390
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................      28,599,549       17,620,814        4,413,373        3,598,807
                                                      -------------    -------------    -------------    -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     108,821,144       54,896,432        9,542,247       14,149,269
                                                      -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................     222,935,462      164,145,907       30,085,527       33,139,661
  Transfers between funds .........................              --               --         (996,269)       1,982,841
  Redemptions .....................................     (25,865,354)      (9,912,134)      (5,624,154)      (2,166,009)
  Contingent deferred sales charges (note 2) ......        (753,231)        (345,222)        (149,745)         (82,994)
  Adjustments to maintain reserves ................           1,451            2,745           (7,404)           2,207
                                                      -------------    -------------    -------------    -------------
        Net equity transactions ...................     196,318,328      153,891,296       23,307,955       32,875,706
                                                      -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     305,139,472      208,787,728       32,850,202       47,024,975
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     376,862,470      168,074,742       86,585,366       39,560,391
                                                      -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 682,001,942      376,862,470      119,435,568       86,585,366
                                                      =============    =============    =============    =============


                                                                 FIDVIPOV                          NSATMYMKT
                                                      ------------------------------    ----------------------------
                                                           1998             1997             1998             1997
                                                      -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................         294,761          140,536          480,416          410,915
  Mortality, expense and administration
    charges (note 2) ..............................        (228,517)        (155,335)        (122,603)        (104,872)
                                                      -------------    -------------    -------------    -------------
      Net investment activity .....................          66,244          (14,799)         357,813          306,043
                                                      -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold ...........       1,146,502          296,780        8,738,658        7,532,542
  Cost of mutual fund shares sold .................        (950,918)        (247,708)      (8,738,658)      (7,532,542)
                                                      -------------    -------------    -------------    -------------
      Realized gain (loss) on investments .........         195,584           49,072               --               --
  Change in unrealized gain (loss) on investments           503,877          230,256               --               --
                                                      -------------    -------------    -------------    -------------
      Net gain (loss) on investments ..............         699,461          279,328               --               --
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................         868,768          557,884               --               --
                                                      -------------    -------------    -------------    -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       1,634,473          822,413          357,813          306,043
                                                      -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       3,919,692        6,345,492        6,090,757       12,257,596
  Transfers between funds .........................        (647,967)         555,514       (5,087,475)      (7,836,939)
  Redemptions .....................................        (950,606)        (287,407)        (416,008)      (1,106,114)
  Contingent deferred sales charges (note 2) ......         (34,219)         (11,122)         (14,645)         (12,456)
  Adjustments to maintain reserves ................              71              210              294              853
                                                      -------------    -------------    -------------    -------------
        Net equity transactions ...................       2,286,971        6,602,687          572,923        3,302,940
                                                      -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       3,921,444        7,425,100          930,736        3,608,983
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      15,092,594        7,667,494        8,799,843        5,190,860
                                                      -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      19,014,038       15,092,594        9,730,579        8,799,843
                                                      =============    =============    =============    =============

                        NATIONWIDE VA SEPARATE ACCOUNT-C

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                NSATTOTRE                       OGASTALL
                                                      ------------------------------  ------------------------------
                                                          1998            1997            1998            1997
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    714,940         581,993       1,900,182         851,407
  Mortality, expense and administration
    charges (note 2) ..............................       (878,488)       (486,093)       (900,997)       (327,460)
                                                      ------------    ------------    ------------    ------------
      Net investment activity .....................       (163,548)         95,900         999,185         523,947
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      1,676,825       1,234,589         267,312         230,267
  Cost of mutual fund shares sold .................     (1,050,209)       (782,774)       (195,743)       (180,939)
                                                      ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .............        626,616         451,815          71,569          49,328
  Change in unrealized gain (loss) on investments .      6,183,757       6,133,091       9,178,113       1,354,415
                                                      ------------    ------------    ------------    ------------
      Net gain (loss) on investments ..............      6,810,373       6,584,906       9,249,682       1,403,743
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................      3,111,349       1,667,393       1,265,780       2,977,924
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      9,758,174       8,348,199      11,514,647       4,905,614
                                                      ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................     20,869,076      23,481,911      52,234,693      21,558,362
  Transfers between funds .........................         86,250         990,636       1,921,949         739,176
  Redemptions .....................................     (3,156,765)     (1,737,301)     (3,341,994)       (662,596)
  Contingent deferred sales charges (note 2) ......        (89,208)        (60,534)        (92,789)        (23,352)
  Adjustments to maintain reserves ................            (98)          5,636            (900)              7
                                                      ------------    ------------    ------------    ------------
        Net equity transactions ...................     17,709,255      22,680,348      50,720,959      21,611,597
                                                      ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     27,467,429      31,028,547      62,235,606      26,517,211
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     52,503,643      21,475,096      40,816,490      14,299,279
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 79,971,072      52,503,643     103,052,096      40,816,490
                                                      ============    ============    ============    ============



                                                               OGEQIX                            OGGVTBD
                                                      ----------------------------    ----------------------------
                                                          1998            1997             1998            1997
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................         69,595              --       1,741,737       1,067,051
  Mortality, expense and administration
    charges (note 2) ..............................        (39,561)             --        (314,513)       (149,083)
                                                      ------------    ------------    ------------    ------------
      Net investment activity .....................         30,034              --       1,427,224         917,968
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        534,659              --       2,245,378         475,970
  Cost of mutual fund shares sold .................       (564,922)             --      (2,196,128)       (475,470)
                                                      ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .............        (30,263)             --          49,250             500
  Change in unrealized gain (loss) on investments .      1,256,668              --         201,662         586,023
                                                      ------------    ------------    ------------    ------------
      Net gain (loss) on investments ..............      1,226,405              --         250,912         586,523
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................             --              --         105,068          41,992
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      1,256,439              --       1,783,204       1,546,483
                                                      ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................     12,077,730              --      17,834,339       6,064,947
  Transfers between funds .........................        398,461              --       1,944,922         493,915
  Redemptions .....................................        (28,766)             --      (1,686,406)       (359,045)
  Contingent deferred sales charges (note 2) ......         (1,300)             --         (31,392)         (9,910)
  Adjustments to maintain reserves ................             65              --           8,956              43
                                                      ------------    ------------    ------------    ------------
        Net equity transactions ...................     12,446,190              --      18,070,419       6,189,950
                                                      ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     13,702,629              --      19,853,623       7,736,433
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......             --              --      22,385,957      14,649,524
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     13,702,629              --      42,239,580      22,385,957
                                                      ============    ============    ============    ============



                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                  OGGROPP                        OGLGCOGR
                                                      ------------------------------  ------------------------------
                                                            1998            1997            1998            1997
                                                      --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $           --              --         465,426         497,337
  Mortality, expense and administration
    charges (note 2) ..............................         (870,837)       (471,076)     (1,826,256)       (856,200)
                                                      --------------  --------------  --------------  --------------
      Net investment activity .....................         (870,837)       (471,076)     (1,360,830)       (358,863)
                                                      --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold ...........        1,692,146         238,598       1,085,409         244,898
  Cost of mutual fund shares sold .................       (1,119,894)       (172,586)       (593,257)       (140,518)
                                                      --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .............          572,252          66,012         492,152         104,380
  Change in unrealized gain (loss) on investments .       17,992,207       3,478,714      37,313,992      13,222,430
                                                      --------------  --------------  --------------  --------------
      Net gain (loss) on investments ..............       18,564,459       3,544,726      37,806,144      13,326,810
                                                      --------------  --------------  --------------  --------------
  Reinvested capital gains ........................        5,435,045       4,836,828      13,400,166       3,939,986
                                                      --------------  --------------  --------------  --------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       23,128,667       7,910,478      49,845,480      16,907,933
                                                      --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       22,224,086      20,472,239      57,599,562      40,825,699
  Transfers between funds .........................         (171,521)      1,411,094       2,551,650       1,663,763
  Redemptions .....................................       (3,230,769)     (1,253,599)     (7,429,886)     (2,340,063)
  Contingent deferred sales charges (note 2) ......         (105,798)        (54,360)       (234,135)        (90,494)
  Adjustments to maintain reserves ................            1,416          (3,179)           (949)         (3,032)
                                                      --------------  --------------  --------------  --------------
        Net equity transactions ...................       18,717,414      20,572,195      52,486,242      40,055,873
                                                      --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       41,846,081      28,482,673     102,331,722      56,963,806
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       50,818,466      22,335,793      99,860,111      42,896,305
                                                      --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   92,664,547      50,818,466     202,191,833      99,860,111
                                                      ==============  ==============  ==============  ==============



See accompanying notes to financial statements.


================================================================================

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On August 17, 1994, the Company (Depositor) transferred to the Account 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 2,500 shares of the One Group-Growth Opportunities Fund and 300,000 shares of the One Group-Large Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 2,500 units of the One Group-Growth Opportunities Fund and 300,000 units of the One Group-Large Company Growth Fund. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on August 17, 1994 was $9,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 250,000 shares of the One Group - Equity Index Fund, for which the Account was credited with 250,000 units of the foregoing One Group Fund. The value of the units purchased by the Company on May 1, 1998 was $2,500,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

                  Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                           Fidelity VIP - Equity-Income Portfolio (FidVIPEI) Fidelity VIP - Overseas Portfolio (FidVIPOv)

                  Funds of the Nationwide Separate Account Trust (Nationwide
                  SAT) (managed for a fee by an affiliated investment advisor);
                           Nationwide SAT - Money Market Fund (NSATMyMkt) Nationwide SAT - Total Return Fund (NSATTotRe)

                  Funds of The One Group(R) Investment Trust (One Group);
                           One Group - Asset Allocation Fund (OGAstAll)
                           One Group - Equity Index Fund (OGEqIx)
                           One Group - Government Bond Fund (OGGvtBd)
                           One Group - Growth Opportunities Fund (OGGrOpp) One Group - Large Company Growth Fund (OGLgCoGr)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


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



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                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
      Contract Owners of Nationwide VA Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-C as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.



                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999


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NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                                                           ---------------
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220                                           |   Bulk Rate  |
                                                                                                        | U.S. Postage |
                                                                                                        |     PAID     |
                                                                                                        |Columbus, Ohio|
                                                                                                        |Permit No. 521|
                                                                                                        ----------------

















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company
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